REVENUES - BY TYPE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 52,786	$ 58,799
Other revenue	9,966	9,027
Revenue	62,752	67,826
Asset management
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	246	271
Other revenue	0	0
Revenue	246	271
Real Estate
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	2,403	3,833
Other revenue	6,448	6,609
Revenue	8,851	10,442
Renewable Power
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	3,757	3,810
Other revenue	328	149
Revenue	4,085	3,959
Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	8,611	6,333
Other revenue	683	758
Revenue	9,294	7,091
Private Equity
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	35,599	42,147
Other revenue	1,562	952
Revenue	37,161	43,099
Residential
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	2,170	2,396
Other revenue	73	60
Corporate Activities
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	9
Other revenue	872	499
Revenue	872	508
Residential Development
Disaggregation of Revenue [Line Items]
Revenue	2,243	2,456
Goods or services transferred over time [member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	20,819	20,752
Goods or services transferred over time [member] | Asset management
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	246	271
Goods or services transferred over time [member] | Real Estate
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,850	2,640
Goods or services transferred over time [member] | Renewable Power
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	3,614	3,715
Goods or services transferred over time [member] | Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	8,451	6,108
Goods or services transferred over time [member] | Private Equity
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	6,655	8,006
Goods or services transferred over time [member] | Residential
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	3	12
Goods or services transferred over time [member] | Corporate Activities
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0
Goods or services transferred at point in time [member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	31,967	38,047
Goods or services transferred at point in time [member] | Asset management
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0
Goods or services transferred at point in time [member] | Real Estate
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	553	1,193
Goods or services transferred at point in time [member] | Renewable Power
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	143	95
Goods or services transferred at point in time [member] | Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	160	225
Goods or services transferred at point in time [member] | Private Equity
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	28,944	34,141
Goods or services transferred at point in time [member] | Residential
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	2,167	2,384
Goods or services transferred at point in time [member] | Corporate Activities
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 0	$ 9